Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Liabilities, Fair Value Disclosure, Recurring	$ 638
Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure, Recurring	638
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Interest Rate Swap [Member]
Liabilities, Fair Value Disclosure, Recurring	638
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure, Recurring	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure, Recurring	638
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure, Recurring	$ 0